SUBSEQUENT EVENT	12 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 15 – Subsequent Event

The Company has evaluated subsequent events for purposes of recognition or disclosure through the date these financial statements were issued.

On November 28 and December 4, 2013, the Company entered into two short-term bank loan agreements with Agricultural Development Bank of China for $2,064,000 (RMB 16,000,000) and $2,322,000 (RMB 18,000,000). Pursuant to the Loan Agreements, the principle will be repaid on September 27, 2014 and October 3, 2014. The interest was calculated using an annual fixed interest rate of 6.00% and will be paid monthly. The loan was secured by the Company’s real property, navel orange orchards and equipment, and guaranteed by Xingping Hou, CEO of the Company.  The loan was also guaranteed by Ganzhou Guoruitai Guarantee Co., Ltd., an unrelated party, with a maximum exposure limit of $1,956,000 (RMB 12,000,000). On November 20 and December 4, 2013, Xingping Hou, CEO of the Company and Jiangjunhong Industrial Group Co. Ltd., a Chinese Corporation owned by Xingping Hou, jointly entered into cross-guarantee agreements with Ganzhou Guoruitai Guarantee Co, Ltd. Pursuant to the cross-guarantee agreements, the Company paid $48,900 (RMB 300,000) to the guarantor as guarantee fee for the above bank loans.  The term of these guarantees are for two years. On the date of loan expiration, should the Company fail to make their debt payment, Jiangjunhong Industrial Group Co., Ltd. and Xingping Hou will be obligated to perform under the cross guarantees by primarily making the required payments, including late fees and penalties. In addition, on December 3, 2013, the Company paid Ganzhou Guoruitai Guarantee Co, Ltd $391,200 (RMB 2,400,000) as security deposit for the guarantee.  The purpose of such bank loans are for working capital.

On December 31, 2013, General Fruit entered into a lease contract with an orchard company, pursuant to which General Fruit was authorized to operate the orchard for 10 years starting January 1, 2014. The lease terms are effective from January 1, 2014 through December 31, 2023. The aggregate lease payments are approximately RMB 24,840,000 ($4,063,824) pursuant to the contract terms. The Company paid off the entire lease amount using cash generated from operations in December 2013.

On March 26, 2014, General Fruit entered into a lease contract with Jinglin Agriculture Development Ltd. in Xingguo County. Pursuant to the contract, General Fruit was authorized to operate the orchard for 10 years starting January 1, 2014. The lease terms are effective from January 1, 2014 through December 31, 2023. The aggregate lease payments are approximately RMB 27,360,000 ($4,440,528). The Company paid off the entire lease amount using cash generated from operations in March 2014.